Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 874,981	$ 1,469,224
Accounts receivable, less allowance for doubtful accounts $106,839 (2023 - $106,839) (Note 3)	3,963,192	6,261,305
Prepaid expenses	105,291	102,895
Total Current Assets	4,943,464	7,833,424
Equipment (Note 4)	28,405	29,234
Goodwill (Note 6)	3,301,439	3,301,439
Intangible assets (Note 5)	496,575	601,719
Long term cash equivalent	7,384	23,847
Operating lease right-of-use assets (Note 12)		6,781
Security deposit	10,481	10,636
Total Assets	8,787,748	11,807,080
Current liabilities:
Accounts payable	1,612,939	3,834,082
Accrued liabilities	564,334	691,239
Operating lease liabilities – current portion (Note 12)		7,605
Total Liabilities	2,244,780	4,612,778
Commitments (Note 11)
Stockholders’ Equity (Note 9):
Common stock, no par value, unlimited shares authorized, 131,304,499 shares issued and outstanding (December 31, 2023 - 131,304,499)	51,235,942	51,167,693
Accumulated deficit	(44,717,554)	(43,997,971)
Accumulated other comprehensive income:
Foreign currency translation adjustment	24,580	24,580
Total Stockholders’ Equity	6,542,968	7,194,302
Total Liabilities and Stockholders’ Equity	8,787,748	11,807,080
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities - related party (Note 15)	$ 67,507	$ 79,852